Concentrations and Risks (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Proceeds from convertible debt	$ 1,591,250	$ 1,369,000
Reimbursement on goods and service tax receivable percentage	100.00%	100.00%
Lender One [Member]
Proceeds from convertible debt	$ 285,000	$ 621,000
Convertible debt, percentage	18.00%	45.00%
Lender Two [Member]
Proceeds from convertible debt	$ 505,000	$ 362,000
Convertible debt, percentage	32.00%	26.00%
Lender Three [Member]
Proceeds from convertible debt	$ 227,000	$ 200,000
Convertible debt, percentage	14.00%	15.00%